Consolidated Statements of Financial Condition (Parenthetical) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Securities owned - broker trading accounts, cost (in dollars)	$ 0	$ 12,393,731
Securities owned, cost (in dollars)	111,958,454	116,001,074
Class A
Securities owned - broker trading accounts, cost (in dollars)		643,941
Securities owned, cost (in dollars)	$ 5,969,758	$ 5,817,022
General Partner, units outstanding	307.34	307.34
Limited Partners, units outstanding	12,125.34	9,757.99
Class B
Securities owned - broker trading accounts, cost (in dollars)		$ 6,722,434
Securities owned, cost (in dollars)	$ 65,571,910	$ 60,726,934
Limited Partners, units outstanding	133,628.66	155,869.84
Legacy 1 Class
Securities owned - broker trading accounts, cost (in dollars)		$ 109,783
Securities owned, cost (in dollars)	$ 1,039,644	$ 991,726
General Partner, units outstanding	1,025.00	1,025.00
Limited Partners, units outstanding	1,262.14	1,802.74
Legacy 2 Class
Securities owned - broker trading accounts, cost (in dollars)		$ 37,730
Securities owned, cost (in dollars)	$ 347,456	$ 340,831
General Partner, units outstanding	263.13	263.13
Limited Partners, units outstanding	515.52	724.42
Global 1 Class
Securities owned - broker trading accounts, cost (in dollars)		$ 401,108
Securities owned, cost (in dollars)	$ 10,596,334	$ 3,623,402
General Partner, units outstanding	(1,372.89)	(1,372.89)
Limited Partners, units outstanding	22,503.69	9,206.57
Global 2 Class
Securities owned - broker trading accounts, cost (in dollars)		$ 243,500
Securities owned, cost (in dollars)	$ 2,102,059	$ 2,199,646
General Partner, units outstanding	(1,329.58)	(1,329.58)
Limited Partners, units outstanding	3,493.52	5,196.84
Global 3 Class
Securities owned - broker trading accounts, cost (in dollars)		$ 4,235,235
Securities owned, cost (in dollars)	$ 30,373,913	$ 38,258,894
Limited Partners, units outstanding	78,419.57	125,561.73